INTANGIBLE ASSETS AND GOODWILL	12 Months Ended
Dec. 31, 2017
Intangible assets [Abstract]
INTANGIBLE ASSETS AND GOODWILL
INTANGIBLE ASSETS AND GOODWILL:

Intangible assets:

2017	Customer contracts and customer relationships	Trademarks	License agreements	Computer software	Non-compete agreements	Total

Cost
Balance, January 1, 2017	$205,531	$174,772	$59,498	$48,776	$1,880	$490,457
Additions	—	—	—	2,852	—	2,852
Additions through business acquisitions	18,958	51,400	—	—	—	70,358
Disposals	—	—	—	(1,857)	—	(1,857)
Balance, December 31, 2017	$224,489	$226,172	$59,498	$49,771	$1,880	$561,810

Accumulated amortization
Balance, January 1, 2017	$62,185	$125	$42,586	$29,528	$1,812	$136,236
Amortization	13,287	983	6,448	4,808	68	25,594
Disposals	—	—	—	(1,625)	—	(1,625)
Balance, December 31, 2017	$75,472	$1,108	$49,034	$32,711	$1,880	$160,205
Carrying amount, December 31, 2017	$149,017	$225,064	$10,464	$17,060	$—	$401,605

2016	Customer contracts and customer relationships	Trademarks	License agreements	Computer software	Non-compete agreements	Total

Cost
Balance, January 3, 2016	$191,831	$154,972	$58,300	$44,972	$1,880	$451,955
Additions	—	—	1,198	4,084	—	5,282
Additions through business acquisitions	13,700	19,800	—	484	—	33,984
Disposals	—	—	—	(764)	—	(764)
Balance, January 1, 2017	$205,531	$174,772	$59,498	$48,776	$1,880	$490,457

Accumulated amortization
Balance, January 3, 2016	$50,740	$—	$36,140	$26,600	$1,722	$115,202
Amortization	11,445	125	6,446	3,183	90	21,289
Disposals	—	—	—	(255)	—	(255)
Balance, January 1, 2017	$62,185	$125	$42,586	$29,528	$1,812	$136,236
Carrying amount, January 1, 2017	$143,346	$174,647	$16,912	$19,248	$68	$354,221

The carrying amount of internally-generated assets within computer software was $11.7 million as at December 31, 2017 and $13.9 million as at January 1, 2017. Included in computer software as at December 31, 2017 is $5.1 million (January 1, 2017 - $9.9 million) of assets not yet utilized in operations.

10. INTANGIBLE ASSETS AND GOODWILL (continued):

Goodwill:

	December 31, 2017	January 1, 2017

Balance, beginning of fiscal year	$202,108	$190,626
Goodwill acquired (note 5)	24,087	9,629
Other (1)	376	1,853
Balance, end of fiscal year	$226,571	$202,108
(1) The increase in goodwill for fiscal 2016 relates to the acquisition of Doris Inc. ("Doris") in fiscal 2014, and reflects additional deferred income tax liabilities in accordance with the revised guidance to IAS 12 which was adopted in fiscal 2016.

Recoverability of cash-generating units:
Goodwill acquired through business acquisitions and trademarks with indefinite useful lives have been allocated to CGUs that are expected to benefit from the synergies of the acquisition, as follows:

	December 31, 2017	January 1, 2017

Branded Apparel:
Goodwill	$180,860	$180,482
Trademarks with an indefinite life	129,272	129,272
	$310,132	$309,754

Printwear:
Goodwill	$40,186	$21,626
Trademarks with an indefinite life	93,400	42,000
	$133,586	$63,626

Yarn-Spinning:
Goodwill	$5,525	$—
	$5,525	$—

In assessing whether goodwill and indefinite life intangible assets are impaired, the carrying amount of the CGUs (including goodwill and indefinite life intangible assets) are compared to their recoverable amount. The recoverable amounts of CGUs are based on the higher of the value in use and fair value less costs of disposal. The Company performed the annual impairment review for goodwill and indefinite life intangible assets during fiscal 2017, and the estimated recoverable amounts exceeded the carrying amounts of the CGUs and as a result, there was no impairment identified.

Recoverable amount
The Company determined the recoverable amount of the Branded Apparel, Printwear, and Yarn-Spinning CGU’s based on the fair value less costs of disposal method. The fair values of the Branded Apparel, Printwear, and Yarn-Spinning CGU’s were based on a multiple applied to forecasted adjusted EBITDA for the next year, which takes into account financial forecasts approved by senior management. The key assumptions for the fair value less costs of disposal method include estimated sales volumes, selling prices, input costs, and SG&A expenses in determining future forecasted adjusted EBITDA, as well as the multiple applied to forecasted adjusted EBITDA. The adjusted EBITDA multiple was obtained by using market comparables as a reference. The values assigned to the key assumptions represent management’s assessment of future trends and have been based on historical data from external and internal sources. For the Printwear and Yarn-spinning CGU’s, no reasonably possible change in the key assumptions used in determining the recoverable amount would result in any impairment of goodwill or indefinite life intangible assets.

10. INTANGIBLE ASSETS AND GOODWILL (continued):

Branded Apparel CGU
The estimated recoverable amount of the Branded Apparel CGU exceeded its carrying amount by approximately 10%. The key assumptions used in the estimation of the recoverable amount for the Branded Apparel CGU are the risk adjusted forecasted adjusted EBITDA for the next year and the adjusted EBITDA multiple of 11. The most significant assumptions that form part of the risk adjusted forecasted adjusted EBITDA for the Branded Apparel CGU relate to continuing sales trends in the retail market and the reduction in SG&A expenses arising from the internal organizational realignment of the Branded Apparel business unit initiated in December 2017 to be in line with these sales trends in this market.
Management has identified that a reasonably possible change in forecasted adjusted EBITDA or adjusted EBITDA multiple could cause the carrying amount of the Branded Apparel CGU to exceed its recoverable amount. A decrease in the risk adjusted forecasted adjusted EBITDA of 10% in the Branded Apparel CGU or a decrease in the adjusted EBITDA multiple by a factor of 1 would result in the estimated recoverable amount being equal to the carrying amount. A further decrease in the risk adjusted forecasted adjusted EBITDA or the adjusted EBITDA multiple may result in the Company recording an impairment charge relating to the Branded Apparel CGU.